Income Taxes - Summary of components of the current and deferred tax expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Major components of tax expense (income) [abstract]
Current tax expense	$ 16
Deferred tax expense (recovery)
Origination and reversal of temporary differences	(4,890)	$ (2,484)
Change in unrecognized deductible temporary differences	4,890	$ 2,484
Total deferred tax expense (recovery)
Total current and deferred tax expense	$ 16